SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 96.5%
	Alabama — 2.0%
	Alabama Housing Finance Authority (TBG Southtown Senior LP) (FNMA), Series 2023-04FN Class PT, 5.23% due 10/1/2041	$1,500,000	$ 1,612,455
	Homewood Educational Building Authority (CHF - Horizons II LLC), Series C, 5.00% due 10/1/2056	500,000	500,190
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), 5.00% due 6/1/2049 (put 5/1/2032)	1,000,000	1,054,437
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	1,000,000	1,073,059
[a]	Southeast Energy Authority A Cooperative District, Series B, 5.00% due 1/1/2054 (put 6/1/2030)	1,000,000	1,048,879
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	1,000,000	1,068,637
	Arizona — 5.0%
	Arizona (Scottsdale Lincoln Hospitals) HFA, Series A, 5.00% due 12/1/2031	2,500,000	2,513,965
	Chandler (Intel Corp.) IDA AMT,
[a]	4.10% due 12/1/2037 (put 6/15/2028)	850,000	868,776
[a]	Series 2022-2, 5.00% due 9/1/2052 (put 9/1/2027)	1,855,000	1,930,404
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT,
	5.00% due 7/1/2048	1,765,000	1,803,110
	Series B, 5.00% due 7/1/2044	1,000,000	1,035,841
[a]	Coconino County Pollution Control Corp. (Nevada Power Co.) AMT, Series A, 4.125% due 9/1/2032 (put 3/31/2026)	1,065,000	1,054,977
[b]	County of Pima (La Posada at Park Centre, Inc. Obligated Group) IDA, Series A, 5.75% due 11/15/2024	415,000	416,782
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2041	1,000,000	985,131
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	1,000,000	1,090,481
[a]	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), Series A, 0.875% due 6/1/2043 (put 10/1/2026)	3,000,000	2,793,585
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	1,000,000	920,044
	California — 6.9%
	Benicia (Benicia High School) (AGM) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	765,812
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2036	500,000	513,934
	California (Community Program Developmental Disabilities) (California Mtg Insurance) HFFA, Series A, 6.25% due 2/1/2026	820,000	821,655
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	3,700,000	3,894,124
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	1,000,000	995,711
	California Educational Facilities Authority (University of Redlands), Series A, 5.00% due 10/1/2044	500,000	515,716
[a,b]	California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) AMT, Series A, 3.95% due 1/1/2050 (put 1/30/2025)	750,000	750,030
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM) (Green Bond), 4.00% due 5/15/2041	500,000	501,819
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	1,400,000	1,560,017
[b]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) LP Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	1,000,899
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.125% due 7/1/2043 (put 8/15/2024)	1,000,000	1,000,372
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	1,250,000	1,247,589
[b]	California School Finance Authority, Series A, 5.00% due 10/1/2042	1,000,000	1,021,075
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2030	175,000	185,096
	Calipatria (Educational Facilities) (BAM) USD GO, Series B, Zero Coupon due 8/1/2025	325,000	308,200
	City of Long Beach Airport System Revenue (AGM) AMT,
	Series C,
	5.00% due 6/1/2042	750,000	796,332
	5.25% due 6/1/2047	500,000	534,472
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	625,695
[a,b]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank AG), Series 2024-8135, 5.10% due 4/1/2060 (put 7/1/2024)	1,000,000	1,000,000
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series A, 6.50% due 11/1/2039	1,245,000	1,590,177
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035 (pre-refunded 8/1/2025)	1,000,000	1,020,279
	Union Elementary School District (Santa Clara County District Schools) (NPFG) GO, Series D, Zero Coupon due 9/1/2027	905,000	822,488
	Colorado — 3.0%
	City & County of Denver Airport System Revenue AMT, Series A, 5.00% due 11/15/2036 - 11/15/2039	1,565,000	1,691,906
	Colorado (CommonSpirit Health Obligated Group) HFA, 5.50% due 11/1/2047	1,000,000	1,112,966
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2039 - 11/1/2044	3,015,000	3,174,213
	Public Authority for Colorado Energy (Natural Gas Purchase; Guaranty: Merrill Lynch & Co.), 6.50% due 11/15/2038	260,000	313,038
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2032	1,215,000	1,304,086
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	1,009,669
	Wild Plum Metropolitan District GO, Series A, 5.00% due 12/1/2049 (pre-refunded 12/1/2024)	595,000	616,691
	Connecticut — 1.4%
	Connecticut Housing Finance Authority, Series B, 4.65% due 11/15/2048	850,000	855,896
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2035	2,000,000	2,122,386
	Series E, 5.00% due 9/15/2033	1,350,000	1,444,132
	Delaware — 0.7%
	Delaware State (ACTS Retirement-Life Communities, Inc. Obligated Group) EDA, Series B, 5.25% due 11/15/2053	1,000,000	1,041,087
	Delaware State (Beebe Medical Center, Inc.) HFA, 4.00% due 6/1/2035	1,080,000	1,064,886

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	District of Columbia — 0.4%
	Metropolitan Washington Airports Authority (Dulles Toll Road) (AGC), Series B, Zero Coupon due 10/1/2027	$1,500,000	$ 1,331,256
	Florida — 6.7%
[b]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	300,000	306,527
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	3,000,000	3,061,338
[b]	Charlotte County (Town & Country Utilities Projects) IDA AMT, 5.00% due 10/1/2029	390,000	393,000
	City of Pompano Beach (John Knox Village of Florida, Inc. Obligated Group),
	4.00% due 9/1/2040	1,000,000	908,566
	Series A, 4.00% due 9/1/2036	500,000	478,965
	County of Broward Airport System Revenue AMT, 5.00% due 10/1/2042	2,000,000	2,053,180
[a]	County of Escambia (International Paper Co.), Series B, 2.00% due 11/1/2033 (put 10/1/2024)	775,000	770,874
	County of Miami-Dade Aviation Revenue AMT, Series A, 5.00% due 10/1/2035	1,840,000	1,840,666
	County of Miami-Dade Seaport Department AMT, Series A, 5.25% due 10/1/2052	500,000	519,105
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2056	1,000,000	985,665
[b]	Florida Development Finance Corp. (SFP - Tampa I LLC), Series A1, 5.25% due 6/1/2054	1,000,000	1,014,273
	Lee County (Cypress Cove at Healthpark Florida Obligated Group) IDA, Series B-1, 3.75% due 10/1/2027	490,000	489,785
[c]	Lee County (Shell Point Obligated Group) IDA, Series B, 4.75% due 11/15/2029	1,500,000	1,496,509
	Miami-Dade County School Board (District School Facilities & Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,100,995
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	2,020,000	2,024,097
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,028,621
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2047	250,000	255,030
	Palm Beach County (Lifespace Communities, Inc. Obligated Group) HFA, Series C, 7.625% due 5/15/2058	500,000	558,623
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2030	1,500,000	1,511,806
	Georgia — 3.6%
	City of Atlanta (Airport Passenger Facility) (Green Bond) AMT, Series E, 5.00% due 7/1/2040	100,000	107,799
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	1,500,000	1,500,790
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	1,000,000	1,049,697
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2036	3,700,000	3,959,522
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	1,250,000	1,254,288
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	3,000,000	3,159,318
	Hawaii — 0.7%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2033	2,000,000	2,110,550
	Illinois — 12.7%
	Chicago Board of Education Dedicated Capital Improvement Tax,
	5.50% due 4/1/2042	500,000	560,300
	5.75% due 4/1/2048	1,000,000	1,119,915
	Chicago Board of Education GO, Series A, 6.00% due 12/1/2049	1,000,000	1,099,435
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2028 - 1/1/2042	2,000,000	2,051,043
	City of Chicago (Midway International Airport) AMT, Series A, 5.00% due 1/1/2026	1,000,000	1,016,795
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2030	1,500,000	1,508,884
	City of Chicago (Water System) (AGM), Series 2017-2, 5.00% due 11/1/2037	1,500,000	1,563,708
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	1,031,808
	5.625% due 1/1/2031	500,000	518,746
	6.00% due 1/1/2038	3,330,000	3,464,605
	Illinois Finance Authority (Plymouth Place Obligated Group), Series A, 6.625% due 5/15/2052	1,000,000	1,025,425
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	2,355,000	2,365,619
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	713,053
	Illinois Finance Authority (Washington & Jane Smith Community-Orland Park), 4.00% due 10/15/2024 - 10/15/2027	1,225,000	1,196,188
	Illinois State Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,010,275
	Illinois State University (AGM), Series A, 5.00% due 4/1/2025 - 4/1/2036	1,515,000	1,579,802
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 6/15/2050	1,500,000	1,563,504
	Sales Tax Securitization Corp.,
	Series A,
	4.00% due 1/1/2038	1,000,000	1,006,294
	5.00% due 1/1/2029	1,000,000	1,049,614
	State of Illinois GO,
	5.00% due 2/1/2039	600,000	598,140
	5.50% due 5/1/2039	375,000	410,763
	5.75% due 5/1/2045	1,600,000	1,738,872
	Series A, 5.50% due 3/1/2042	1,000,000	1,109,621

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series D, 5.00% due 11/1/2028	$3,000,000	$ 3,124,983
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	4,726,219
	State of Illinois Sales Tax Revenue (BAM), Series B, 4.75% due 6/15/2043	2,005,000	2,062,357
	Indiana — 1.6%
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	1,300,000	1,296,782
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, 4.20% due 12/1/2037 (put 9/3/2024)	2,150,000	2,150,000
[a]	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT, Series B, 4.00% due 5/1/2043 (put 8/1/2028)	1,500,000	1,504,317
	Iowa — 1.5%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (put 12/1/2042)	2,075,000	2,182,091
	Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center), 5.00% due 10/1/2047	750,000	762,317
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	1,650,000	1,682,309
	Kansas — 1.2%
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	1,500,000	1,638,484
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,003,142
	Kentucky — 4.6%
[b]	City of Henderson (Guaranty: Pratt Industries, Inc.) AMT, Series B, 4.45% due 1/1/2042	1,000,000	990,302
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	1,500,000	1,533,707
[a]	Kentucky Public Energy Authority (Guaranty: BP Corp. North America, Inc.), Series B, 5.00% due 1/1/2055 (put 8/1/2032)	2,000,000	2,112,810
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	5,500,000	5,456,170
[a]	5.25% due 4/1/2054 (put 2/1/2032)	4,000,000	4,285,400
	Louisiana — 1.3%
	City of New Orleans (Water System Facilities Improvement), 5.00% due 12/1/2034 (pre-refunded 12/1/2024)	400,000	402,672
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), 5.00% due 5/15/2046	3,000,000	3,048,651
	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue) (AGM), 5.00% due 1/1/2029	700,000	732,280
	Massachusetts — 0.3%
	Massachusetts (Jordan Hospital & Milton Hospital) DFA, Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	560,890
	Massachusetts Housing Finance Agency (HUD), Series C1, 5.20% due 12/1/2053	500,000	520,563
	Michigan — 5.3%
	City of Detroit GO, Series A, 5.00% due 4/1/2032	300,000	321,645
	Detroit City School District (School Building & Site) (AGM, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,056,588
	Gerald R Ford International Airport Authority AMT, 5.00% due 1/1/2041	1,200,000	1,283,849
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital), Series A, 5.25% due 5/15/2041	140,000	140,091
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 4.00% due 4/15/2042	1,000,000	990,559
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,000,779
	Michigan Finance Authority (Trinity Health Corp. Obligated Group),
	Series 2017-MI, 5.00% due 12/1/2027	165,000	171,891
	Series A, 4.00% due 12/1/2040	1,000,000	995,761
	Michigan HDA,
	Series A, 4.90% due 12/1/2048	1,400,000	1,435,543
	Series B, 2.95% due 12/1/2039	3,000,000	2,613,198
	Michigan State Hospital Finance Authority (Ascension Health Credit Group), Series F-4, 5.00% due 11/15/2047	2,250,000	2,365,382
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	2,624,448
	Wayne State University (Educational Facilities & Equipment), Series A, 5.00% due 11/15/2033	1,250,000	1,256,385
	Minnesota — 0.3%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	997,853	1,063,548
	Missouri — 0.4%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2054	1,150,000	1,186,607
	Nebraska — 1.1%
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 9/1/2031	1,500,000	1,585,166
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	1,775,480
	Nevada — 1.3%
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	750,000	756,772
[a,b]	State of Nevada Department of Business & Industry (Republic Services, Inc.) AMT, Series 2001-REMK, 4.15% due 12/1/2026 (put 12/2/2024)	3,200,000	3,200,297
	New Hampshire — 0.1%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	400,000	413,330
	New Jersey — 4.8%
	Camden County Improvement Authority (KIPP Cooper Norcross Obligated Group), 6.00% due 6/15/2052	1,000,000	1,065,122
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2033	500,000	539,364
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N1, 5.50% due 9/1/2027	1,000,000	1,064,545
	New Jersey Higher Education Student Assistance Authority AMT,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series A, 5.00% due 12/1/2033	$1,000,000	$ 1,058,614
	Series C, 5.25% due 12/1/2054	300,000	303,582
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	1,600,000	1,655,824
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2035	2,000,000	2,126,778
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	3,000,000	3,079,899
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series AA, 5.00% due 6/15/2038	1,500,000	1,585,704
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034	700,000	744,519
	South Jersey Transportation Authority, Series A, 5.25% due 11/1/2052	1,500,000	1,603,904
	New Mexico — 1.9%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	750,000	754,090
	City of Santa Fe (El Castillo Retirement Residences Obligated Group),
	5.00% due 5/15/2034	1,465,000	1,452,049
	Series A, 5.00% due 5/15/2049	1,450,000	1,326,102
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2033 - 7/1/2034	1,070,000	1,026,706
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series B, 5.00% due 8/1/2049 (put 8/1/2025)	1,250,000	1,266,379
	New York — 2.6%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools), 5.25% due 7/1/2052	1,000,000	1,034,509
	City of New York (City Budget Financial Management) GO, Series J, 5.00% due 8/1/2031	1,500,000	1,501,312
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA), 5.00% due 10/1/2040	1,000,000	1,087,066
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	1,045,000	1,069,589
	New York Transportation Development Corp. (Delta Air Lines, Inc.) AMT, 6.00% due 4/1/2035	1,000,000	1,128,164
	Port Authority of New York & New Jersey AMT, Series 186, 5.00% due 10/15/2037	500,000	500,717
	State of New York Mortgage Agency (SONYMA) AMT,
	Series 248,
	4.10% due 4/1/2032	770,000	720,351
	4.125% due 10/1/2032	210,000	196,088
	4.20% due 4/1/2033	845,000	791,726
	North Carolina — 1.2%
	Greater Asheville Regional Airport Authority (AGM) AMT, Series A, 5.25% due 7/1/2039	1,000,000	1,104,712
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029 (pre-refunded 6/1/2025)	1,500,000	1,523,601
	North Carolina Turnpike Authority, 5.00% due 1/1/2029 - 1/1/2030	1,000,000	1,054,093
	Ohio — 1.6%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.25% due 11/15/2030	1,420,000	1,452,115
	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00% due 6/1/2055	1,000,000	916,914
	County of Hamilton (Life Enriching Communities Obligated Group), Series A, 5.50% due 1/1/2043	500,000	519,656
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2043	775,000	821,618
[a]	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series B, 1.375% due 2/1/2026 (put 11/1/2024)	200,000	197,404
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2038	1,105,000	1,208,026
	Oregon — 0.7%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	1,900,000	2,069,429
	Pennsylvania — 4.4%
	City of Philadelphia (Pennsylvania Gas Works), Series 15, 5.00% due 8/1/2047	1,000,000	1,019,854
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2042	1,000,000	1,019,776
	City of Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,412,084
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,050,058
	County of Luzerne (AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,014,959
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	500,000	503,303
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2030 - 5/1/2031	2,230,000	2,233,294
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.75% due 6/30/2048	1,000,000	1,099,667
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2033 - 7/1/2046	2,800,000	2,641,558
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,500,000	1,396,425
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2038	100,000	104,987
	Rhode Island — 0.1%
	Pawtucket Housing Authority, 5.50% due 9/1/2024	250,000	250,365
	South Carolina — 2.5%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	1,350,000	1,457,376
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	5,000,000	5,339,745
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	1,000,000	991,507
	Tennessee — 1.0%
	Shelby County Health Educational & Housing Facility Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	1,000,000	1,025,402
	Tennessee Energy Acquisition Corp. (Gas Project; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.25% due 9/1/2024	500,000	500,983
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	1,500,000	1,584,534

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Texas — 6.6%
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2045	$1,000,000	$ 1,056,783
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038	2,000,000	2,157,346
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	1,943,408
	City of Houston Airport System Revenue AMT, Series A, 4.00% due 7/1/2040	1,500,000	1,458,475
[a]	Denton (PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	65,000	64,923
	Greater Texas Cultural Education Facilities Finance Corp. (Fort County Bend), Series A, 4.00% due 3/1/2040 - 3/1/2041	2,000,000	2,008,665
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), Series A, 5.00% due 7/1/2052	1,500,000	1,576,597
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	1,350,000	1,316,381
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2052	500,000	525,044
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2029	1,435,000	1,487,412
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	2,000,000	2,228,528
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	850,000	921,616
	Texas State Technical College (AGM), Series A, 5.75% due 8/1/2047	545,000	613,184
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	3,000,000	3,002,118
	U. S. Virgin Islands — 0.2%
	Matching Fund Special Purpose Securitization Corp., Series A, 5.00% due 10/1/2025	500,000	506,433
	Utah — 1.0%
[b]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	1,000,000	1,028,998
[b]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	900,000	814,294
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039 - 4/15/2049	1,200,000	1,227,140
	Virginia — 1.3%
	Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group), Series A, 7.00% due 9/1/2053	1,000,000	1,143,391
	Virginia HDA,
	Series C, 4.70% due 7/1/2043	1,205,000	1,231,623
	Series D, 4.70% due 8/1/2048	1,500,000	1,520,460
	Washington — 1.0%
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A2, 5.00% due 8/1/2044	1,000,000	1,036,443
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2048	1,000,000	1,031,013
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	900,000	984,821
	West Virginia — 0.6%
[a]	West Virginia (Kentucky Power Co.) EDA AMT, Series A, 4.70% due 4/1/2036 (put 6/17/2026)	1,720,000	1,736,211
	Wisconsin — 2.9%
[a]	Public Finance Authority (Duke Energy Progress LLC) AMT, Series B, 4.00% due 10/1/2046 (put 10/1/2030)	1,000,000	1,014,863
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2026 - 1/1/2032	2,270,000	2,283,742
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2039	245,000	236,548
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2035 - 10/1/2046	2,860,000	2,618,712
	Wisconsin Health & Educational Facilities Authority (HOPE Christian Schools Obligated Group), 4.00% due 12/1/2051	1,700,000	1,221,931
	Wisconsin Housing & EDA Housing Revenue (HUD), Series D, 4.85% due 11/1/2048	1,500,000	1,517,441
	Total Long-Term Municipal Bonds — 96.5% (Cost $291,018,240)		298,290,912
	Short-Term Municipal Bonds — 2.7%
	Texas — 2.7%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 5.00% due 4/1/2040 (put 7/1/2024)	8,200,000	8,200,000
	Total Short-Term Municipal Bonds — 2.7% (Cost $8,200,000)		8,200,000
	Total Investments — 99.2% (Cost $299,218,240)		$306,490,912
	Other Assets Less Liabilities — 0.8%		2,604,259
	Net Assets — 100.0%		$309,095,171

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2024 (Unaudited)

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2024.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $16,983,008, representing 5.49% of the Fund’s net assets.
c	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
FHA	Insured by Federal Housing Administration
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
ISD	Independent School District
LOC	Letter of Credit
Mtg	Mortgage
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.